SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Receivables [Abstract]
Accounts receivable	$ 286,701	$ 568,940
Less: allowance for expected credit loss	(20,322)	(49,573)	$ (28,382)
Accounts receivable, net	$ 266,379	$ 519,367